Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue and other income:
Revenue	₩ 16,873,960	₩ 17,520,013	₩ 17,091,816
Other income	71,950	31,997	66,548
Operating revenue and other income	16,945,910	17,552,010	17,158,364
Operating expenses:
Labor	2,288,655	1,966,156	1,869,763
Commissions	5,002,598	5,486,263	5,376,726
Depreciation and amortization	3,126,118	3,097,466	2,941,886
Network interconnection	808,403	875,045	954,267
Leased line	309,773	342,240	394,412
Advertising	468,509	522,753	438,453
Rent	529,453	520,244	517,305
Cost of goods sold	1,796,146	1,886,524	1,838,368
Others	1,782,404	1,630,747	1,523,766
Operating expenses	16,112,059	16,327,438	15,854,946
Operating profit	833,851	1,224,572	1,303,418
Finance income	256,435	366,561	575,050
Finance costs	(385,232)	(433,616)	(326,830)
Gain relating to investments in subsidiaries, associates and joint ventures, net	3,270,912	2,245,732	544,501
Profit before income tax	3,975,966	3,403,249	2,096,139
Income tax expense	843,978	745,654	436,038
Profit for the year	3,131,988	2,657,595	1,660,101
Attributable to :
Owners of the Parent Company	3,127,887	2,599,829	1,675,967
Non-controlling interests	₩ 4,101	₩ 57,766	₩ (15,866)
Earnings per share
Basic and diluted earnings per share (in won)	₩ 44,066	₩ 36,582	₩ 23,497